UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Round Table Investment Management Company, LP
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Address:   214 North Tryon Street, Suite 3000
           --------------------------------------------------
           Charlotte, North Carolina 28202
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Form 13F File Number:  028-13383
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ian Banwell
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Title:     Manager, Chief Executive Officer
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Phone:     (704) 208-3600
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Ian Banwell              Charlotte, North Carolina       5/17/10
       -------------------------    ---------------------------     ---------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        13
                                               -------------

Form 13F Information Table Value Total:        $89,160
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.           Form 13F File Number        Name

     1                 028-13407               St. George Partners, LLC
     2                 028-13408               Ian Banwell






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                                                                   FORM 13F INFORMATION TABLE
         COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4          COLUMN 5          COLUMN 6     COLUMN 7     COLUMN 8
NAME OF ISSUER            TITLE OF CLASS   CUSIP    VALUE(x$1000)  SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
                                                                   PRN AMT   PRN CALL  DISCRETION   MANAGERS  SOLE   SHARED    NONE
-----------------------                   ----------------------------------

ALLEGHENY ENERGY INC       COM             017361106       1,150      50,000  SH          SOLE                50,000
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ANNALY CAP MGMT INC        COM             035710409       3,436     200,000  SH          SOLE               200,000
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                           DJUBS CMDT
BARCLAYS BK PLC            ETN36           06738C778         505      12,680  SH          SOLE                12,680
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HUGHES COMMUNICATIONS INC  COM             444398101         443      15,894  SH          SOLE                15,894
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ISHARES TR INDEX           FTSE XNHUA IDX  464287184       5,052     120,000  SH          SOLE               120,000
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ISHARES TR INDEX           FTSE XNHUA IDX  464287184       7,258     685,000  SH CALL     SOLE               685,000
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MICROSOFT CORP             COM             594918104       2,425      82,800  SH          SOLE                82,800

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OIL SVC HOLDRS TR          DEPOSTRY RCPT   678002106         552       4,500  SH          SOLE                 4,500

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SELECT SECTOR SPDR TR      SBI INT-INDS    81369Y704      23,469     751,268  SH          SOLE               751,268
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SOUTHERN COPPER CORP       COM             84265V105       1,362      43,000  SH          SOLE                43,000
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SPDR S&P 500 ETF TR        UNIT SER 1 S&P  78462F103      42,593     495,000  SH PUT      SOLE               495,000
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SPDR SERIES TRUST          S&P RETAIL ETF  78464A714         333      40,000  SH PUT      SOLE                40,000
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STAR BULK CARRIERS CORP    COM             Y8162K105         582     199,976  SH          SOLE               199,976
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